ACQUISITIONS	12 Months Ended
Dec. 31, 2013
ACQUISITIONS
3.	ACQUISITIONS

(a) Acquisition of Adventier

On July 31, 2011, the Group acquired 100% equity interest of Adventier, which has headquarter in Minnesota and provides ERP consulting and solution services. The purpose of the acquisition is to further enhance the end-to-end service offerings, including ERP consulting and delivery capabilities, to both the global and Chinese clients.

The consideration consists of an initial cash consideration of $3,555, which was paid in 2011. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from January 1, 2011 to December 31, 2011 with the maximum of $8,000. The contingent consideration was estimated to be $2,076 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$3,555
Contingent consideration	2,076

Total consideration	$5,631

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Net tangible assets:
Cash and cash equivalents	$675
Current assets	1,163
Current liabilities	(1,838)
Intangible assets acquired:
Customer base	1,080	3.4 years
Contract backlog	690	0.5 years
Trademark	330	4.5 years
Goodwill	4,287
Deferred tax liabilities	(756)

Total consideration	$5,631

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Pursuant to the purchase agreement, the estimate of contingent cash consideration was updated to $4,130 in 2011. The increase of the fair value of contingent consideration payable of $1,838 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2011.

By the end of March 31, 2012, the contingent consideration of $4,130 was determined to be $4,451 according to the actual performance in 2011. The increase in the fair value of contingent consideration payable of $460 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2012. Out of the contingent consideration of $4,451, $2,540 and $1,147 was paid in 2012 and 2013, respectively, and as of December 31 2013 the remaining $764 was recorded at its present value of $753 as deferred consideration payable, which is to be paid in 2014.

(b) Acquisition of Jiangchen

On April 1, 2012, the Group acquired Nanjing Jiangchen Science & Technology Co., Ltd.‘s power distribution solution business to broaden the Group’s existing electric power generation IT services business.

The consideration consists of an initial cash consideration of $1,390, which was paid in June 2012. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from April 1, 2012 to March 31, 2013 at the maximum of $3,970. The contingent consideration was estimated to be $1,811 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$1,390
Contingent consideration	1,811

Total consideration	$3,201

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Intangible assets acquired:
Customer base	$1,572	6.0 years
Contract backlog	302	1.25 years
Non-compete agreement	32	3.0 years
Non-current assets	63
Goodwill	1,536
Deferred tax liabilities	(304)

Total consideration	$3,201

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

From the date of acquisition to December 31, 2012, the increase in the fair value of contingent consideration payable of $155 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2012.

In 2013, there was $531 cash consideration paid. The increase in fair value of contingent consideration payable of $148 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2013. The remaining contingent consideration payable as of December 31, 2013 was $1,660, which is to be paid in 2014 and 2015.

(c) Acquisition of Abovenet

On June 23, 2012, the Group acquired 100% equity interest of Abovenet, which has headquarter in Ontario, Canada to further strengthen the Group’s strategy and capabilities in business intelligence and big data business.

The consideration consists of an initial cash consideration of $929, which was paid in 2012. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from January 1, 2012 to December 31, 2012 at the maximum of $3,113. The contingent consideration was estimated to be $907 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm as follows:

Cash consideration	$929
Contingent consideration	907

Total consideration	$1,836

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Net tangible assets:
Cash and cash equivalents	$278
Current assets	440
Current liabilities	(439)
Intangible assets acquired:
Customer base	550	5.5 years
Contract backlog	128	0.5 years
Non-compete agreement	265	5.0 years
Non-current asset	4
Goodwill	714
Deferred tax liabilities	(104)

Total consideration	$1,836

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

Pursuant to the purchase agreement, the contingent consideration of $1,412 in cash was determined based on the actual performance of the acquired business in 2012. The increase in the fair value of contingent consideration payable of $387 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2012.

In 2013, there was $558 cash consideration paid. The increase in fair value of contingent consideration payable of $59 was recorded as a loss of changes in fair value of contingent consideration in the consolidated statements of operations in 2013. The balance of cash consideration payable as of December 31, 2013 was $757, which is to be paid in 2014 and 2015.

(d) Acquisition of Ruantong Xutian

On May 27, 2013, the Group acquired 100% of the equity interests of Ruantong Xutian. Ruantong Xutian owned the facility that the Group previously leased as its headquarters. The facility has an area of approximately 43,200 square meters and can host up to 4,000 seats.

The total consideration was $52.3 million in cash, net of cash received from the acquired company, which was paid in 2013.

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group and a third party, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Net tangible assets:
Cash and cash equivalents	$440
Current assets	217
Current liabilities	(1,370)
Building	51,334	48 years
Land use right	35,641	48 years
Non-current asset	24
Non-current liabilities	(30,253)
Goodwill	4,349
Deferred tax liabilities	(7,621)

Total consideration	$52,761

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

(e) Acquisition of LDeasy

On August 2, 2013, the Group acquired Beijing LDeasy Science & Technology Co., Ltd.‘s real estate solution business to broaden the Group’s IT services business and solution in real estate industry.

The consideration consists of an initial cash consideration of $1,013, which was paid in 2013 by cash. In addition, the transaction also contains a contingent cash consideration arrangement based primarily on performance of the acquired business for the period from June 1, 2013 to May 31, 2016 at the maximum of $1,520. The contingent consideration was estimated to be $1,100 by the Group with the assistance of American Appraisal China Limited, an independent valuation firm. The total consideration was calculated as follows:

Cash consideration	$1,013
Contingent consideration	1,100

Total consideration	$2,113

The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction were determined by the Group with the assistance of American Appraisal China Limited, an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition is as follows:

		Estimated useful lives

Intangible assets acquired:
Customer base	$523	5.0 years
Core technology	490	6.0 years
Product technologies	408	3.0 years
Goodwill	910
Deferred tax liabilities	(218)

Total consideration	$2,113

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP, and comprise (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.

The change in fair value of the contingent consideration from the date of acquisition to December 31, 2013 was determined to be an increase in liability of $57, which was recognized as a loss of changes in fair value of contingent consideration in the consolidated statement of operations in 2013.

(f) Pro forma information of acquisitions

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2010 and 2011 assuming that the acquisition of Adventier and other insignificant acquisitions which were completed in 2011, occurred as of January 1, 2010 and 2011, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended
	December 31,
	2010	2011
	(Unaudited)	(Unaudited)

Pro forma net revenue	$199,407	$286,974
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$(3,145)	$19,704
Pro forma net income (loss) per ordinary share-basic	$(0.02)	$0.04
Pro forma net income (loss) per ordinary share-diluted	$(0.02)	$0.03

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2011 and 2012 assuming that the acquisitions of Abovenet and Jiangchen which were completed in 2012, occurred as of January 1, 2011 and 2012, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended
	December 31,
	2011	2012
	(Unaudited)	(Unaudited)

Pro forma net revenue	$287,300	$382,435
Pro forma net income attributable to ordinary shareholders of iSoftStone Holdings Limited	$19,113	$21,959
Pro forma net income per ordinary share-basic	$0.03	$0.04
Pro forma net income per ordinary share-diluted	$0.03	$0.04

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2012 and 2013 assuming that the acquisitions of Ruantong Xutian and LDeasy which were completed in 2013, occurred as of January 1, 2012 and 2013, respectively. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods as indicated, nor is it indicative of future operating results:

	For the year ended
	December 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma net revenue	$381,272	$444,545
Pro forma net income (loss) attributable to ordinary shareholders of iSoftStone Holdings Limited	$21,939	$(4,511)
Pro forma net income (loss) per ordinary share-basic	$0.04	$(0.01)
Pro forma net income (loss) per ordinary share-diluted	$0.04	$(0.01)

(g) Other acquisitions

The Group made insignificant acquisitions for cash consideration of $334 and $1,897, restricted share units with fair value of $80 and nil, for the year ended December 31, 2012 and 2013, respectively.

No goodwill recognized in those transactions. The Group’s consolidated Financial Statements includes the operating results of each business acquisition from the date of acquisitions.

The Group believed these above acquisitions did not have a significant impact on the financial position and operating results of the Group. Therefore, no pro forma financial information was presented.